Notes to the interim condensed consolidated statement of (income) loss - Income tax (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current taxes	€ 0
Forecast
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current taxes		€ 0